Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related parties
Insurance contracts	€ 210	€ 239	€ 269
Related parties [member]
Related parties
Insurance contracts	210	239	269
Associates and Joint Ventures [Member}
Related parties
Assets, related party	7,202	6,048	5,884
Liabilities, related party	1,650	748	824
Income Statement, related party	993	1,020	609
Interest income, related party	73	57	67
Interest expense, related party	3	3	15
Gains/losses on financial assets and liabilities and others, related party	82	302	15
Commission income, related party	853	735	561
Commission expense, related party	12	71	19
Other, related party	4,707	3,881	4,146
Contingent liabilities and others	21	6	19
Contingent commitments	393	301	17
Derivative financial instruments	4,293	3,574	4,110
Associates and Joint Ventures [Member} | Deposits - Credit institutions
Related parties
Liabilities, related party	8	309	155
Associates and Joint Ventures [Member} | Deposits - Customers
Related parties
Liabilities, related party	1,596	414	669
Associates and Joint Ventures [Member} | Debt instruments liability
Related parties
Liabilities, related party	8	4
Associates and Joint Ventures [Member} | Other financial liabilities
Related parties
Liabilities, related party	38	21
Associates and Joint Ventures [Member} | Loans and advances - Credit institutions
Related parties
Assets, related party	704	472	223
Associates and Joint Ventures [Member} | Loans and advances - Customers
Related parties
Assets, related party	6,142	5,081	5,209
Associates and Joint Ventures [Member} | Debt instruments asset
Related parties
Assets, related party	295	473	452
Associates and Joint Ventures [Member} | Other financial assets
Related parties
Assets, related party	61	22
Members of the board of directors
Related parties
Liabilities, related party	19	19	27
Other, related party	9	7	1
Contingent liabilities and others	7	6
Contingent commitments	1	1	1
Derivative financial instruments	1
Members of the board of directors | Deposits - Customers
Related parties
Liabilities, related party	19	19	27
Executive vice presidents
Related parties
Assets, related party	30	21	22
Liabilities, related party	12	14	10
Other, related party	3	3	3
Contingent liabilities and others	1	1
Contingent commitments	2	2	3
Executive vice presidents | Deposits - Customers
Related parties
Liabilities, related party	12	14	10
Executive vice presidents | Loans and advances - Customers
Related parties
Assets, related party	30	21	22
Other related parties [member]
Related parties
Assets, related party	256	300	307
Liabilities, related party	363	63	124
Income Statement, related party	31	14	13
Interest income, related party	14	8	10
Interest expense, related party	1		1
Commission income, related party	18	6	4
Other, related party	782	597	846
Contingent liabilities and others	508	352	139
Contingent commitments	64	60	417
Derivative financial instruments	210	185	290
Other related parties [member] | Deposits - Customers
Related parties
Liabilities, related party	363	63	124
Other related parties [member] | Loans and advances - Customers
Related parties
Assets, related party	€ 256	279	286
Other related parties [member] | Debt instruments asset
Related parties
Assets, related party		€ 21	€ 21